Share-Based Compensation - Schedule of Activities for Stock Options (Details) ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) $ / shares shares	Dec. 31, 2019 CNY (¥) $ / shares shares	Dec. 31, 2018 CNY (¥) $ / shares shares	Dec. 31, 2017 CNY (¥) $ / shares shares	Dec. 31, 2020 $ / shares
Options Outstanding
Granted (in shares)	3,005	10,849	7,576
Cancelled/forfeited (in shares)	(3,035)	(1,903)	(926)
Employees, Directors and Non-employee Directors
Options Outstanding
Balance at the beginning of the period (in shares)	16,241	20,142	34,648
Granted (in shares)	2,829	5,091	6,263
Exercised (in shares)	(3,140)	(7,798)	(19,911)
Cancelled/forfeited (in shares)	(2,270)	(1,194)	(858)
Balance at the end of the period (in shares)	13,660	16,241	20,142	34,648
Vested and expected to vest at the end of the period (in shares)	12,765
Exercisable at the end of the period (in shares)	5,066
Weighted Average Exercise Price
Balance at the beginning of the period (in dollars per share) | $ / shares	$ 1.7386	$ 1.5164	$ 0.0001
Exercise Price | $ / shares	0.5000	0.5000	5.1500	$ 0.0001
Exercised (in dollars per share) | $ / shares	0.2399	0.2548	0.0001
Cancelled/forfeited (in dollars per share) | $ / shares	2.1589	2.3996	1.9962
Balance at the end of the period (in dollars per share) | $ / shares	$ 1.7569	$ 1.7386	$ 1.5164	$ 0.0001
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares					$ 1.7723
Exercisable at the end of the period (in dollars per share) | $ / shares					2.0893
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Weighted average remaining contractual life (in years)	7 years 10 months 13 days	8 years 2 months 19 days	7 years 11 months 12 days	7 years 5 months 8 days
Vested and expected to vest at the end of the period, weighted average remaining contractual life	7 years 10 months 9 days
Exercisable at the end of the period, weighted average remaining contractual life	7 years 7 days
Aggregate Intrinsic Value | ¥	$ 189,072	$ 589,871	$ 353,559	$ 1,573,424
Vested and expected to vest at the end of the period, Aggregate intrinsic value | ¥	175,919
Exercisable at the end of the period, Aggregate intrinsic value | ¥	$ 64,574
Non-employees
Options Outstanding
Balance at the beginning of the period (in shares)	410	500	500
Exercised (in shares)		(90)
Balance at the end of the period (in shares)	410	410	500	500
Vested and expected to vest at the end of the period (in shares)	410
Exercisable at the end of the period (in shares)	285
Weighted Average Exercise Price
Balance at the beginning of the period (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Exercised (in dollars per share) | $ / shares		0.0001
Balance at the end of the period (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares					0.0001
Exercisable at the end of the period (in dollars per share) | $ / shares					$ 0.0001
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Weighted average remaining contractual life (in years)	6 years 6 months 29 days	7 years 6 months 29 days	8 years 6 months 29 days	9 years 6 months 29 days
Vested and expected to vest at the end of the period, weighted average remaining contractual life	6 years 6 months 29 days
Exercisable at the end of the period, weighted average remaining contractual life	6 years 6 months 29 days
Aggregate Intrinsic Value | ¥	$ 8,962	$ 19,864	$ 12,439	$ 22,706
Vested and expected to vest at the end of the period, Aggregate intrinsic value | ¥	8,962
Exercisable at the end of the period, Aggregate intrinsic value | ¥	$ 6,229